Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Minor Installations Related to Buildings [Member]
Buildings and other construction:
Estimated useful lives	35 years
Administrative facilities [Member]
Buildings and other construction:
Estimated useful lives	51 years
Main production structures [Member]
Buildings and other construction:
Estimated useful lives	56 years
Minor production structures [Member]
Buildings and other construction:
Estimated useful lives	35 years
Mills and horizontal furnaces [Member]
Buildings and other construction:
Estimated useful lives	45 years
Vertical furnaces, crushers and grinders [Member]
Buildings and other construction:
Estimated useful lives	36 years
Electricity facilities and other minors [Member]
Buildings and other construction:
Estimated useful lives	35 years
Furniture and fixtures [Member]
Buildings and other construction:
Estimated useful lives	10 years
Heavy units [Member]
Buildings and other construction:
Estimated useful lives	15 years
Light units [Member]
Buildings and other construction:
Estimated useful lives	10 years
Computer equipment [Member]
Buildings and other construction:
Estimated useful lives	10 years
Tools [Member]
Buildings and other construction:
Estimated useful lives	10 years
Minimum [Member] | Minor Installations Related to Buildings [Member]
Buildings and other construction:
Estimated useful lives	10 years
Minimum [Member] | Administrative facilities [Member]
Buildings and other construction:
Estimated useful lives	20 years
Minimum [Member] | Main production structures [Member]
Buildings and other construction:
Estimated useful lives	20 years
Minimum [Member] | Minor production structures [Member]
Buildings and other construction:
Estimated useful lives	20 years
Minimum [Member] | Mills and horizontal furnaces [Member]
Buildings and other construction:
Estimated useful lives	24 years
Minimum [Member] | Vertical furnaces, crushers and grinders [Member]
Buildings and other construction:
Estimated useful lives	23 years
Minimum [Member] | Electricity facilities and other minors [Member]
Buildings and other construction:
Estimated useful lives	10 years
Minimum [Member] | Heavy units [Member]
Buildings and other construction:
Estimated useful lives	5 years
Minimum [Member] | Light units [Member]
Buildings and other construction:
Estimated useful lives	5 years
Minimum [Member] | Computer equipment [Member]
Buildings and other construction:
Estimated useful lives	3 years
Minimum [Member] | Tools [Member]
Buildings and other construction:
Estimated useful lives	5 years